Warrants - Bifurcated Black-Scholes Option Pricing Model (Details) - Black-Scholes model	Dec. 31, 2024 Y $ / shares
Stock Price | Cash Exercise
Warrants
Warrant fair value measurement inputs	342.49
Stock Price | Cashless Exercise
Warrants
Warrant fair value measurement inputs	342.49
Exercise Price | Cash Exercise
Warrants
Warrant fair value measurement inputs	928
Exercise Price | Cashless Exercise
Warrants
Warrant fair value measurement inputs	0
Term (years) | Cash Exercise
Warrants
Warrant fair value measurement inputs | Y	5
Term (years) | Cashless Exercise
Warrants
Warrant fair value measurement inputs | Y	5
Volatility | Cash Exercise
Warrants
Warrant fair value measurement inputs	0.965
Volatility | Cashless Exercise
Warrants
Warrant fair value measurement inputs	0.965
Risk Free Rate | Cash Exercise
Warrants
Warrant fair value measurement inputs	0.03784
Risk Free Rate | Cashless Exercise
Warrants
Warrant fair value measurement inputs	0.03784
Dividend Yield | Cash Exercise
Warrants
Warrant fair value measurement inputs	0
Dividend Yield | Cashless Exercise
Warrants
Warrant fair value measurement inputs	0